Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2018
Accounting Policies [Abstract]
Schedule of goodwill and intangible assets
The table below provides detail regarding the Company's intangible assets.

	Goodwill	Core Deposit and Other Intangibles	Total
	(In thousands)
Balance at September 30, 2016	$291,503	$5,486	$296,989
Additions	1,650	1,720	3,370
Amortization	—	(1,677)	(1,677)
Balance at September 30, 2017	293,153	5,529	298,682
Additions (1)	8,215	6,595	14,810
Amortization (2)	—	(2,206)	(2,206)
Balance at September 30, 2018	$301,368	$9,918	$311,286

(1) During 2018, an immaterial correction was recorded related to acquisitions of insurance agency businesses in prior years. The balance sheet classification correction resulted in an increase in goodwill of $7,135,000 and finite-lived intangible assets of $5,106,000 and a corresponding decrease in other assets of $12,241,000.
(2) During 2018, an immaterial correction of $1,500,000 was recorded to amortization expense for intangible assets stemming from acquisitions of insurance agency businesses in prior years.

Schedule of future amortization expense
The table below presents the estimated future amortization expense of core deposit and other intangibles for the next five years.

Fiscal Year	Expense
(In thousands)
2019	$2,033
2020	1,990
2021	1,140
2022	804
2023	775